CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (328,497)	$ 78,424
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of marketable securities	3,818	1,137
Depletion	19,295	19,252
Interest income	5,819	1,045
Foreign exchange	24,733	(26,936)
Changes in operating assets and liabilities
(Increase) decrease in accounts receivables	(1,315)	(3,930)
Increase (decrease) in accounts payable and accrued liabilities	(7,562)	1,418
Cash used in operating activities	(54,020)	68,320
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan receivable from related parties	209,938	219,335
Loan repayment from related parties	61,625
Proceeds received from loan	36,652
Repayment of loans	161,267
Equity investment	256,560
Cash provided by (used in) investing activities	(529,488)	(219,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from related parties	581,011	185,264
Cash provided by (used in) financing activities	581,011	185,264
Effect of foreign exchange	3,958	(1,667)
Increase (decrease) in cash	1,461	32,582
Cash, beginning of period	35,168	2,586
Cash, end of period	36,629	35,168
SUPPLEMENTAL INFORMATION
Income taxes paid
Interest paid